United States
 Securities And Exchange Commission
         Washington, DC  20549

              FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2001

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
          34th Floor
          New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:     Frank E. Shanley
Title:    Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY  February 15, 2002

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name




                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                          December 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109      160    27131 SH       Sole                    27131
Avanex Corp./R 9/01            COM              05348W109       69    11649 SH       Sole                    11649
Boeing Corp.                   COM              097023105     7079   182550 SH       Sole                   182550
Caterpillar                    COM              149123101    11260   215500 SH       Sole                   215500
ChevronTexaco Corp.            COM              166764100     8740    97539 SH       Sole                    97539
Cintas Corp.                   COM              172908105     6648   138500 SH       Sole                   138500
Consol Energy, Inc.            COM              20854P109    10192   410300 SH       Sole                   410300
Dal-Tile Int'l                 COM              23426R108    24048  1034303 SH       Sole                  1034303
Discovery Ptners Int'l         COM              254675101      210    28421 SH       Sole                    28421
Fastenal Co.                   COM              311900104     7849   118150 SH       Sole                   118150
H & R Block, Inc.              COM              093671105     9619   215200 SH       Sole                   215200
Intuitive Surgical, Inc.       COM              46120E107      516    51460 SH       Sole                    51460
Japan OTC Fund                 COM              471091108     1453   259000 SH       Sole                   259000
Latitude Comm                  COM              518292107       60    22677 SH       Sole                    22677
Linear Technology              COM              535678106    16032   410650 SH       Sole                   410650
MBIA, Inc.                     COM              55262C100    10814   201650 SH       Sole                   201650
Mettler-Toledo Int'l           COM              592688105    12322   237650 SH       Sole                   237650
Molex Inc. Cl A                COM              608554200     9557   353325 SH       Sole                   353325
Nuance Comm.                   COM              669967101      328    36052 SH       Sole                    36052
Robert Half Int'l              COM              770323103    10234   383300 SH       Sole                   383300
Simplex Solutions Inc.         COM              828854109      662    40007 SH       Sole                    40007
SpectraLink Corp.              COM              847580107      314    18345 SH       Sole                    18345
Sprint PCS Corp.               COM              852061506     8608   352650 SH       Sole                   352650
St Mary L&E /R                 COM              792228108      487    23005 SH       Sole                    23005
St Mary Land & Expl.           COM              792228108    27349  1290664 SH       Sole                  1290664
Summo Minerals                 COM              86636K106        2   100000 SH       Sole                   100000
Tibco Software Inc.            COM              88632Q103      271    18165 SH       Sole                    18165
Tidewater Inc.                 COM              886423102     5631   166100 SH       Sole                   166100
Transocean Sedco Forex         COM              G90078109     7997   236450 SH       Sole                   236450
Tularik, Inc.                  COM              899165104      854    35569 SH       Sole                    35569
Veritas DGC, Inc./R            COM              92343P107     1183    63950 SH       Sole                    63950
Waters Corporation             COM              941848103     8385   216400 SH       Sole                   216400
Webmethods, Inc.               COM              94768C108      257    15332 SH       Sole                    15332
Westport Resources             COM              961415106     6095   351300 SH       Sole                   351300
REPORT SUMMARY                 34 DATA RECORDS              215289            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED